Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Document Period End Date	Jul. 31, 2024
Aztlan Global Stock Selection DM SMID ETF
Shareholder Report [Line Items]
Fund Name	Aztlan Global Stock Selection DM SMID ETF
Class Name	Aztlan Global Stock Selection DM SMID ETF
Trading Symbol	AZTD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com. You can also request this information by contacting us at (800) 886-4107 or by contacting the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 0.44% (NAV) and 0.13% (Market). This compares to the 2.71% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, and the 22.15% total return of the benchmark, the S&P 500® Total Return Index and 11.70% for the MSCI World SMID Cap Index Gross Total Return for the same period. From a sector perspective, based on performance attribution to the overall portfolio, Consumer Staples and Real Estate were the leading contributors, while Financials and Communication Services were the leading detractors. Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Darktrace PLC, The GAP, and Lawson Inc. Conversely, the leading detractors included M&A Research Institute, Tokyo Electron Device, and Teradata Corporation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended July 31, 2024.	1 Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF (NAV)	0.44%	5.71%
Aztlan Global Stock Selection DM SMID ETF (MKT)	0.13%	5.41%
Solactive Aztlan Global Developed Markets SMID Cap Index	2.71%	7.94%
S&P 500 Total Return Index	22.15%	15.84%
MSCI World SMID Cap Index Gross Total Return Index	11.70%	9.02%

Performance Inception Date	Aug. 17, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,541,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 283,657
Investment Company, Portfolio Turnover	931.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$25,541
Number of Holdings	28
Total Advisory Fee Paid	$283,657
Annual Portfolio Turnover	931%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
SBI Sumishin Net Bank Ltd.	4.0
Toyo Suisan Kaisha Ltd.	4.0
Rorze Corp.	4.0
Fujikura Ltd.	3.9
Pro Medicus Ltd.	3.8
Tohoku Electric Power Co., Inc.	3.8
Cinemark Holdings, Inc.	3.8
Kobe Steel Ltd.	3.8
Sankyo Co. Ltd.	3.8
Iveco Group NV	3.8

Material Fund Change [Text Block]

How has the Fund changed?

The Board of Trustees of the Tidal ETF Trust (“Trust”) has approved changes to the principal investment strategies of the Fund, a series of the Trust. The changes to the Fund’s principal investment strategies are being made in connection with revisions to the index guidelines and methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index (the “Index”). The Fund tracks the performance, before fees and expenses, of the Index.The Fund’s revised principal investment strategies will reflect several changes, including the following:●The number of Index constituents will be increased from 27 to 50 holdings.●The universe from which these constituents are chosen will first be narrowed to 70 potential investments based on a “Stable Quality” metric, as discussed further in the principal investment strategies presented below.●The Index rebalance frequency will be changed from monthly to quarterly.●The exclusion on constituents in the Energy sector will be removed. To that end, effective on or around October 14, 2024, the “Principal Investment Strategy” section of the Fund’s Summary Prospectus and the Prospectus will be revised.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Aztlan North America Nearshoring Stock Selection ETF
Shareholder Report [Line Items]
Fund Name	Aztlan North America Nearshoring Stock Selection ETF
Class Name	Aztlan North America Nearshoring Stock Selection ETF
Trading Symbol	NRSH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period November 29, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com. You can also request this information by contacting us at (800) 886-4107 or by contacting the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$50	0.75%

The Fund commenced operations on November 29, 2023. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period (since inception 11/29/23), the Fund generated a total return of 11.01% (NAV) and 10.66% (Market). This compares to the 10.51% total return of the Aztlan North America Nearshoring Index, and the 22.50% total return of the benchmark, the S&P 500® Total Return Index. From a sector perspective, based on performance attribution to the overall portfolio, Industrials was the leading contributor, while Real Estate was the leading detractor. Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Innovative Industrial Proper and Universe Logistics Holdings. Conversely, the leading detractors included Forward Air Corp and Prologis Property Mexico.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended July 31, 2024.	Since Inception (11/29/2023)
Aztlan North America Nearshoring Stock Selection ETF (NAV)	11.01%
Aztlan North America Nearshoring Stock Selection ETF (MKT)	10.66%
Aztlan North America Nearshoring Price Return Index	10.51%
S&P 500 Total Return Index	22.50%

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,529,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 46,722
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$10,529
Number of Holdings	32
Total Advisory Fee Paid	$46,722
Annual Portfolio Turnover	85%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
C.H. Robinson Worldwide, Inc.	6.8
ArcBest Corp.	6.2
Landstar System, Inc.	6.0
Union Pacific Corp.	6.0
Schneider National, Inc.	5.6
TFI International, Inc.	5.5
CSX Corp.	5.4
Matson, Inc.	5.1
Hub Group, Inc.	4.9
Norfolk Southern Corp.	4.8

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.